Securities at amortised cost - Debt Securities (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total	€ 971,591	€ 878,985
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	38,993	34,468	€ 31,223
Debt securities [Member]
Disclosure of financial assets [line items]
Total	97,230	85,914
Debt securities [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	35,650	30,483
Debt securities [Member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	51,085	46,108
Debt securities [Member] | Fair value through other comprehensive income and amortised cost [Member]
Disclosure of financial assets [line items]
Total	86,735	76,592
Debt securities [Member] | Trading assets [member]
Disclosure of financial assets [line items]
Total	6,852	6,256
Debt securities [Member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Total	3,643	3,067
Debt securities [Member] | Total debt securities at fair value through profit or loss [Member]
Disclosure of financial assets [line items]
Total	€ 10,496	€ 9,323